Pension schemes	12 Months Ended
Dec. 31, 2025
Pension schemes
Pension schemes

6 Pension schemes

Accounting policy

The expense of defined benefit pension schemes and other post-retirement employee benefits is determined using the projected unit credit method and charged in the income statement as an operating expense, based on actuarial assumptions reflecting market conditions at the beginning of the financial year. Actuarial gains and losses are recognised in full in the statement of comprehensive income in the period in which they occur.

Past service costs and credits are recognised immediately at the earlier of when plan amendments or curtailments occur and when related restructuring costs or termination benefits are recognised. Settlements are recognised when they occur.

Net pension obligations in respect of defined benefit schemes are included in the statement of financial position at the present value of scheme liabilities, less the fair value of scheme assets. Where schemes are in surplus, i.e. assets exceed liabilities, the net pension assets are separately included in the statement of financial position. Any net pension asset is limited to the extent that the asset is recoverable.

The expense of defined contribution pension schemes and other employee benefits is charged in the income statement as incurred.

At 31 December 2025, the Group operates defined benefit pension schemes in the UK and the US. These schemes require management to exercise judgement in: estimating the ultimate cost of providing post-employment benefits, especially given the length of each scheme’s liabilities and; for funded schemes in an accounting surplus position, whether the surplus can be recognised.

Key source of estimation uncertainty

Accounting for defined benefit pension schemes involves judgement and estimation about uncertain events, including the life expectancy of the members, inflation and the rate at which the future pension payments are discounted. Estimates for these factors are used in determining the pension cost and liabilities reported in the financial statements. The estimates made around future developments of each of the critical assumptions are made in conjunction with independent actuaries. Each scheme is subject to a periodic review by independent actuaries. The discount rate, inflation rate and mortality assumptions may have a material effect in determining the defined benefit pension obligation and costs which are reported in the financial statements. Information regarding the more significant assumptions used for valuation is provided below, together with a sensitivity analysis.

A number of pension schemes are operated around the world. The largest funded defined benefit schemes as at 31 December 2025 were in the UK and the US, and are summarised below. In addition, there are a number of smaller unfunded schemes in the UK and the US.

Major defined benefit schemes in place at 31 December 2025

The UK scheme is a final salary scheme and is closed to new hires. Members accrue a portion of their final pensionable earnings based on the number of years of service. The US scheme is a cash balance scheme and was closed to future accruals effective 1 January 2019. During 2025, it was announced that the UK defined benefit scheme will close to future accrual of benefits with effect from 28 February 2027 resulting in a £5m charge to operating profit in the year.

Each of the major defined benefit schemes is administered by a separate fund that is legally separated from the Group. The trustees of the pension funds in the UK and plan fiduciaries of the US scheme are required by law to act in the interest of the funds’ beneficiaries.

In the UK, the trustees of the pension fund are responsible for the investment policy with regard to the assets of the fund. The board of trustees consists of an equal number of company-appointed and member-nominated Directors. In the US, the fiduciary duties for the scheme are allocated between committees which are staffed by senior employees of the Group; the investment committee has the primary responsibility for the investment and management of plan assets. The funding of the Group’s major schemes reflects the different rules within each jurisdiction.

In the UK, the level of funding is determined by statutory triennial actuarial valuations in accordance with pensions legislation. Where the scheme falls below 100% funded status, the Group and the scheme trustees must agree on how the deficit is to be remedied. The UK Pensions Regulator has significant powers and sets out in codes and guidance the parameters for scheme funding. RELX provides a guarantee in respect of scheme liabilities up to a maximum amount whereby debt is calculated under Section 75 of the Pensions Act 1995. No liability has been recognised in respect of this guarantee as any possibility of triggering Section 75 is considered remote and RELX expect the scheme to continue operating with more than sufficient liquidity to meet liabilities as they fall due for the foreseeable future.

The Group and the trustees of the UK scheme finalised the 2024 triennial valuation in the first half of 2025 and no deficit funding contributions to the scheme are required in the period 2025 to 2027.

The US scheme has an annual statutory valuation which forms the basis for establishing the employer contribution each year (subject to ERISA and IRS minimums). Should the statutory funded status fall to below 100%, the US Pension Protection Act requires the deficit to be rectified with additional contributions over a seven-year period. The US scheme’s funded status is in excess of 100%.

In 2025, the Group entered into a pension settlement transaction on behalf of around 2,200 pensioners participating in the US defined benefit pension scheme. £136m of pension assets were transferred on settlement. The associated accounting liability transferred was £140m resulting in a £4m credit to operating profit.

Employer cash contributions to defined benefit pension schemes in respect of 2026 are expected to be approximately £2m.

6 Pension schemes (continued)

The pension expense (excluding interest amounts) recognised in the income statement consists of:

	2023 GBPm	2024 GBPm	2025 GBPm
Defined benefit pension expense	5	4	3
Defined contribution pension expense	137	140	142
Total	142	144	145

All of the pension expense is recognised within operating profit.

The amounts recognised in the income statement in respect of defined benefit pension schemes during the year are presented by major scheme as follows:

	2023			2024			2025
	UK GBPm	US GBPm	Total GBPm	UK GBPm	US GBPm	Total GBPm	UK GBPm	US GBPm	Total GBPm
Service cost	2	3	5	1	3	4	-	2	2
Past service cost/(settlement credit)	-	-	-	-	-	-	5	(4)	1
Defined benefit pension expense	2	3	5	1	3	4	5	(2)	3
Net interest on net defined benefit pension balance	1	-	1	-	1	1	(3)	-	(3)
Net defined benefit pension expense/(credit)	3	3	6	1	4	5	2	(2)	-

In 2025, the past service cost relates to the closure of the UK pension scheme to accrual from 28 February 2027 and the settlement credit relates to the US annuity purchase.

Net interest on the net defined benefit pension balance is presented within net finance costs in the income statement. The net defined benefit pension expense for each year is based on the assumptions and scheme valuations set at 31 December of the prior year.

The significant valuation assumptions, determined for each major scheme in conjunction with the respective independent actuaries, are presented below.

AS AT 31 DECEMBER	2023		2024		2025
	UK	US	UK	US	UK	US
Discount rate	4.60%	5.05%	5.55%	5.55%	5.60%	5.25%
Inflation	3.05%	2.50%	3.15%	2.50%	2.90%	2.50%

Discount rates are set by reference to high-quality corporate bond yields of a currency and a term consistent with the Group’s pension schemes. High quality corporate bonds are those for which at least one of the main ratings agencies in a given region considers to be AA-rated (or equivalent).

For the UK, future price inflation, as measured by the Retail Prices Index (RPI), has been derived with regard to the term of pension liabilities, the inflation implied by redemption yields on fixed interest and index-linked gilts and allowing for inflation risk premium. The price inflation assumptions allow for the expected impact of RPI reform, in particular expectations that future levels of RPI and CPI will be broadly aligned after 2030. For the US, inflation is based on the statutory limits on compensation and benefits.

Mortality assumptions make allowance for future improvements in longevity and have been determined by reference to applicable mortality statistics. Future improvements for the year ended 31 December 2025 for the UK are in line with the CMI 2024 Core Projections Model, with a long-term rate of improvement of 1.5 per cent p.a., and for the US are in line with the Mortality Improvements Scale MP-2021 developed by the Retirement Plans Experience Committee of the Society of Actuaries. The average life expectancy assumptions are set out below:

AS AT 31 DECEMBER 2023	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	88	88
Member currently aged 45 years	86	86	90	89

AS AT 31 DECEMBER 2024	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	89	88
Member currently aged 45 years	86	86	90	89

AS AT 31 DECEMBER 2025	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	89	88
Member currently aged 45 years	87	87	90	89

6 Pension schemes (continued)

The amount recognised in the statement of financial position in respect of defined benefit pension schemes at the start and end of the year and the movements during the year were as follows:

	2024			2025
	UK GBPm	US GBPm	Total GBPm	UK GBPm	US GBPm	Total GBPm
Defined benefit obligation
At start of year	(2,984)	(822)	(3,806)	(2,710)	(803)	(3,513)
Service cost	(1)	(3)	(4)	-	(2)	(2)
Past service cost	-	-	-	(5)	-	(5)
Interest on pension scheme liabilities	(133)	(40)	(173)	(147)	(41)	(188)
Actuarial gains/(losses) on financial assumptions	301	20	321	57	(20)	37
Actuarial (losses)/gains arising from experience assumptions	(20)	(3)	(23)	(16)	(3)	(19)
Contributions by employees	(7)	-	(7)	(7)	-	(7)
Liabilities transferred on settlement	-	-	-	-	140	140
Benefits paid	134	61	195	137	60	197
Exchange translation differences	-	(16)	(16)	-	52	52
At end of year	(2,710)	(803)	(3,513)	(2,691)	(617)	(3,308)

Fair value of scheme assets
At start of year	2,937	834	3,771	2,744	800	3,544
Interest income on plan assets	133	39	172	150	41	191
Return on assets excluding amounts included in interest income	(240)	(33)	(273)	(29)	32	3
Contributions by employer	41	7	48	13	6	19
Contributions by employees	7	-	7	7	-	7
Assets transferred on settlement	-	-	-	-	(136)	(136)
Benefits paid	(134)	(61)	(195)	(137)	(60)	(197)
Exchange translation differences	-	14	14	-	(53)	(53)
At end of year	2,744	800	3,544	2,748	630	3,378

Opening net balance	(47)	12	(35)	34	(3)	31
Service cost	(1)	(3)	(4)	-	(2)	(2)
Net interest on net defined benefit balance	-	(1)	(1)	3	-	3
(Past service cost)/settlement credit	-	-	-	(5)	4	(1)
Contributions by employer	41	7	48	13	6	19
Actuarial (losses)/gains	41	(16)	25	12	9	21
Exchange translation differences	-	(2)	(2)	-	(1)	(1)
Net pension balance	34	(3)	31	57	13	70
Impact of asset ceiling	(4)	(6)	(10)	(5)	(22)	(27)
Overall net pension balance	30	(9)	21	52	(9)	43

As at 31 December 2025, the defined benefit obligations comprised £3,154m (2024: £3,348m) in relation to funded schemes and £154m (2024: £165m) in relation to unfunded schemes.

The weighted average duration of defined benefit scheme liabilities is 12 years in the UK (2024: 13 years) and 9 years in the US
(2024: 9 years). Net deferred tax liabilities of £9m (2024 net deferred tax liabilities: £4m) are recognised in respect of the net pension balance.

A net pension asset has been recognised in relation to the UK and US funded schemes after considering the guidance in IAS 19 – Employee Benefits and IFRIC 14. The split between net pension obligations and net pension assets is as follows:

	2024 GBPm	2025 GBPm
Net pension asset recognised	186	197
Net pension obligation	(165)	(154)
Overall net pension balance	21	43

6 Pension schemes (continued)

Amounts recognised in the statement of comprehensive income are set out below:

	2023 GBPm	2024 GBPm	2025 GBPm
Gains and losses arising during the year:
Experience losses on scheme liabilities	(11)	(23)	(19)
Experience gains/(losses) on scheme assets	35	(273)	3
Actuarial (losses)/gains on the present value of scheme liabilities due to changes in:
– discount rates	(145)	374	(5)
– inflation	15	(36)	43
– other actuarial assumptions	50	(17)	(1)
	(56)	25	21

The total actuarial gain recognised in the statement of comprehensive income of £5m (2024: £43m) also includes a loss of £16m (2024: gain of £18m) in relation to the asset ceiling. As at 31 December 2025, the impact of the asset ceiling on the overall net pension obligation is £27m (2024: £10m).

The major categories and fair values of scheme assets at the end of the reporting period are as follows:

FAIR VALUE OF SCHEME ASSETS	2024			2025
	UK GBPm	US GBPm	Total GBPm	UK GBPm	US GBPm	Total GBPm
Equities¹	419	2	421	311	1	312
Liability matching assets²	1,716	784	2,500	1,929	620	2,549
Property funds and ground leases³	172	-	172	100	-	100
Direct lending and multi-asset credit funds	333	-	333	300	-	300
Cash and cash equivalents⁴	96	14	110	101	9	110
Other	8	-	8	7	-	7
Total	2,744	800	3,544	2,748	630	3,378
(1)	Assets are held in unquoted funds which invest in equities with quoted prices.
(2)	Within the UK scheme are asset backed securities totalling £519m (2024: £481m), other credit assets of £507m (2024: £487m) and government bonds totalling £2,101m (2024: £1,881m), forward foreign currency contracts of £4m (2024: -£2m), interest rate swaps of £2m (2024: nil) offset by short-term sale and repurchase agreements totalling £1,205m (2024: £1,131m) whereby the UK scheme funds the purchase of government bonds using existing bonds as security. In the US, the assets primarily relate to government bonds, corporate bonds and interest rate swaps. Of the gross assets, £2,219m (2024: £2,049m) are assets with quoted prices in active markets.
(3)	Assets without quoted prices in active markets.
(4)	Includes £59m (2024: £44m) of assets with quoted prices in an active market. The remainder are held in funds which do not have quoted prices.

6 Pension schemes (continued)

Assets and obligations associated with the schemes are sensitive to changes in the market values of assets and the market-related assumptions used to value scheme liabilities. In particular, adverse changes to asset values, discount rates or inflation could increase future pension costs and funding requirements.

Typically, the Group’s schemes are exposed to: investment risks, whereby actual rates of return on plan assets may be below those rates used to determine the defined benefit obligations; and interest rate risks, whereby scheme deficits may increase if bond yields in the UK and the US decline and are not offset by returns in liability matching and other assets. The schemes are also exposed to other risks, such as unanticipated future increases in member longevity patterns and inflation, all potentially leading to an increase in scheme liabilities.

Investment policies of each scheme are intended to ensure continuous payment of defined benefit pensions in the short term and long term. Efforts are made to limit risks on marketable securities by adopting investment policies that diversify assets across geographies and among equities, liability matching assets, property funds, cash and other assets. Asset allocations are dependent on a variety of factors including the duration of scheme liabilities and the funded position of the plan. The primary UK scheme uses a liability driven investment (LDI) approach for part of the portfolio, investing primarily in government bonds so that the value of scheme assets change in the same way as the scheme’s liabilities and achieve a matching effect for the most significant plan liability assumptions of interest rates and inflation rates.

Sensitivity analysis

The valuation of the Group’s pension scheme liabilities involves significant actuarial assumptions, being the life expectancy of the members, inflation and the rate at which the future pension payments are discounted. Differences arising from actual experience or future changes in assumptions may materially affect future pension charges. In particular, changes in assumptions for discount rates, inflation and life expectancies that are reasonably possible would have the following approximate effects on the defined benefit pension obligations:

GBPm
Increase/decrease of 0.5% in discount rate	174
Increase/decrease of 0.25% in the expected inflation rate	55
Increase/decrease of one year in assumed life expectancy	77

The above analysis has been calculated on the same basis used to determine the defined benefit obligation recognised in the statement of financial position. There has been no change in the methods used to prepare the analysis compared with prior years. This sensitivity analysis may not be representative of the actual change in the defined benefit obligation as it is unlikely that changes in the above assumptions would occur in isolation as some of the assumptions may be correlated.